SCHEDULE OF DISAGGREGATE REVENUE RECOGNITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total	$ 52,176,109	$ 36,074,004	$ 75,186,129
Transferred over Time [Member]
Product Information [Line Items]
Total	49,045,423	33,880,177	74,467,097
Transferred at Point in Time [Member]
Product Information [Line Items]
Total	3,130,686	2,193,827	719,032
Air Freight Forwarding Services [Member]
Product Information [Line Items]
Total	48,010,322	33,236,407	72,562,276
Ocean Freight Forwarding Services [Member]
Product Information [Line Items]
Total	898,709	378,039	788,427
Other Services [Member]
Product Information [Line Items]
Total	$ 3,267,078	$ 2,459,558	$ 1,835,426